Share Based Compensation (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Oct. 12, 2022	Mar. 22, 2021	Aug. 24, 2022	Mar. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense					$ 197,116	$ 158,389
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			730,000
Fair value of options granted			$ 43,456
Five Individuals [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	2,250,000
Fair value of options granted	$ 106,109
Four Individuals [Member] | Non Statutory Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		2,000,000
Fair value of options granted		$ 190,202		$ 190,202
Share-Based Payment Arrangement, Noncash Expense					$ 47,551	$ 128,389
Independent Technical Consultant [Member] | Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense				$ 30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period				300,000